Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments, Period of Time to Provide Funding	45 days
Loans and Leases Receivable, Commitments to Purchase or Sell	$ 1.9	$ 1.2
Unused lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	44.5	30.8
Undispursed Loans in Process [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	1.4	3.5
Commitments for Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	0.8	2.2
Unused Credit Card Loan Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	4.4	4.5
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	$ 0.6